Operating Leases	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Operating Leases

8.	OPERATING LEASES

Rental income

The components of operating lease income were as follows:

(in thousands of $)	Nine months ended September 30,
	2020	2019 (2)
Operating lease income	140,586	56,961
Variable lease income (1)	568	6,539
Total operating lease income	141,154	63,500
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) The vessels that were operating under a collaborative arrangement in the Cool Pool for the nine months ended September 30, 2019, were not considered as an operating lease as the Cool Pool was jointly controlled with GasLog, see note 16.

Operating Leases

8.	OPERATING LEASES

Rental income

The components of operating lease income were as follows:

(in thousands of $)	Nine months ended September 30,
	2020	2019 (2)
Operating lease income	140,586	56,961
Variable lease income (1)	568	6,539
Total operating lease income	141,154	63,500
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) The vessels that were operating under a collaborative arrangement in the Cool Pool for the nine months ended September 30, 2019, were not considered as an operating lease as the Cool Pool was jointly controlled with GasLog, see note 16.